SHAREHOLDER EQUITY (Details 2) - USD ($) $ in Thousands	6 Months Ended
	Dec. 25, 2021	Dec. 26, 2020
Defined Benefit Plan Disclosure [Line Items]
Net Income (Loss)	$ 80,968	$ 101,708
Venice Caregivers Foundation, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning	(4,149)
Net Income (Loss)	$ (607)
Redemption of MedMen Corp Redeemable Shares
Balance at end	$ (4,756)
LAX Fund 2 Group, L.L.C [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning	(9,379)
Net Income (Loss)	$ (2,206)
Redemption of MedMen Corp Redeemable Shares
Balance at end	$ (11,585)
Natures Cure, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning	14,294
Net Income (Loss)	$ 3,911
Redemption of MedMen Corp Redeemable Shares
Balance at end	$ 18,205
Other Non Controlling Interests [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning	(446,160)
Net Income (Loss)	$ (7,708)
Redemption of MedMen Corp Redeemable Shares	(1,522)
Balance at end	$ (455,390)
Total [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning	(445,394)
Net Income (Loss)	$ (6,610)
Redemption of MedMen Corp Redeemable Shares	(1,522)
Balance at end	$ (453,526)